Cover	Aug. 13, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2025
Entity File Number	001-31648
Entity Registrant Name	Euronet Worldwide, Inc.
Entity Central Index Key	0001029199
Entity Tax Identification Number	74-2806888
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11400 Tomahawk Creek Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	327-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false